Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation
We have prepared our consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). Certain prior year balances have been reclassified to conform to the current year presentation. Such reclassifications did not affect total revenues, operating income or net income. References to 2011, 2010 and 2009 refer to the year ended on December 31.
Principles of consolidation
The accompanying consolidated financial statements include the results of Velti plc and all subsidiaries that we control. Intercompany accounts and transactions have been eliminated. Investments in companies in which we own 20% to 50% of the voting stock or have the ability to exercise significant influence over operating and financial policies of the investee are accounted for using the equity method of accounting and, as a result, our share of the earnings or losses of such equity affiliates is included in the statement of operations.
Non-controlling interest represents the portion of the equity ownership of our consolidated subsidiaries not attributable to Velti. The non-controlling interest is recorded in shareholders' equity on the balance sheets, separate from the shareholders' equity attributable to Velti. The amount of consolidated net income attributable to Velti and to the non-controlling interest is presented separately on the consolidated statement of operations.
Use of Estimates and Judgment
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions in the Company’s consolidated financial statements and notes thereto. Significant estimates and assumptions made by management include valuation of deferred tax assets, intangible assets, goodwill and long-lived assets, contingent payments related to our recent acquisitions and the assumptions used to determined share-based compensation expense. Actual results could differ materially from those estimates.
Foreign Currency Translation
The functional currency of the Company’s major subsidiaries is generally the local currency. Adjustments resulting from translating functional currency financial statements into U.S. dollars are recorded as part of a separate component of shareholders’ equity. Foreign currency transaction gains and losses as well as the gain or loss resulting from remeasuring assets and liabilities denominated in a currency other that the function currency into the functional currency are included in net income or less for the period.
All assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the balance sheet date. Revenues and expenses are translated at the average exchange rate during the period. Equity transactions are translated using historical exchange rates.
Revenue Recognition
We derive our revenue from three sources:

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software as a service (SaaS) revenue, which consists of fees from customers who subscribe to our hosted mobile marketing and advertising platform, generally referred to as “usage‑based” services, and fees from customers who utilize our software solutions to measure the progress of their transaction‑based mobile marketing and advertising campaigns, generally referred to as “performance‑based” services;

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license and software revenue, which consists of revenue from customers who license our mobile marketing and advertising platform and fees for customized software solutions delivered to and installed on the customers' server; and

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managed services revenue, which consists of fees charged to customers for professional services related to the implementation, execution, and monitoring of customized mobile marketing and advertising solutions.

We account for revenue for these services and licenses in accordance with Accounting Standards Codification (ASC) Topic 605 - Revenue Recognition and ASC Topic 985-605 - Certain Revenue Arrangements that Include Software Elements. We recognize revenue when all of the following conditions are satisfied: (i) there is persuasive evidence of an arrangement; (ii) the service has been rendered or delivery has occurred; (iii) the fee to be paid by the customer is fixed or determinable; and (iv) collectibility of the fee is reasonably assured.
SaaS revenue generated from our “usage‑based” services, including subscription fees for use of individual software modules and our automated mobile marketing campaign creation templates, and fees charged for access to our technology platform, are recognized ratably over the period of the agreement as the fees are earned.
SaaS revenue generated from our “performance‑based” services is generally based on specified metrics, typically relating to the number of transactions performed during the campaign multiplied by the cost per action in accordance with the terms of the related contracts. Some of our performance‑based contracts include performance incentive provisions that link a portion of revenue that we may earn under the contract to the performance of the customer's campaign relative to quantitative or other milestones, such as the growth in the consumer base, reduced consumer churn, or the effectiveness of the end-user response. We consider the performance‑based fees to be contingent fees. We recognize this revenue monthly based on actual performance, which is when the fees are earned and the amount of the fee can be reliably measured. Our performance‑based arrangements are typically invoiced monthly, which can occur in a period subsequent to revenue being recognized.
License and software revenue consists of fees charged for our mobile marketing and advertising technology provided on a perpetual or term based license. These types or arrangements do not typically include any ongoing support arrangements or rights to upgrades or enhancements and therefore revenue related to perpetual licensing arrangements is recognized upon the delivery of the license. Revenue from term based licenses are recognized over the related term. Fees charged to customize our software solution are recognized using the completed contract or percentage-of-completion method according to ASC 605-35, Revenue Recognition - Construction-Type and Production-Type Contracts, based on the ratio of costs incurred to the estimated total costs at completion.
Managed services revenue, when sold with software and support offerings, are accounted for separately when these services (i) have value to the customer on a standalone basis, (ii) are not essential to the functionality of the software and (iii) there is objective and reliable evidence of the selling price of each deliverable. When accounted for separately, revenue is recognized as the services are rendered for time and material contracts, and ratably over the term of the contract when accepted by the customer for fixed price contracts. For revenue arrangements with multiple deliverables, such as an arrangement that includes license, support and professional services, we allocate the total amount the customer will pay to the separate units of accounting based on their relative selling prices, as determined by the price of the undelivered items when sold separately.
The timing of revenue recognition in each case depends upon a variety of factors, including the specific terms of each arrangement and the nature of our deliverables and obligations, and the existence of evidence to support recognition of our revenue as of the reporting date. For contracts with extended payment terms for which we have not established a successful pattern of collection history, we recognize revenue when all other criteria are met and when the fees under the contract are due and payable. Fees that have been invoiced are recorded in trade receivables and in revenue when all revenue recognition criteria have been met. Fees that have not been invoiced as of the reporting date but for which all revenue recognition criteria are met are reported as accrued contract receivables on the balance sheets.
We present revenue net of value‑added tax, sales tax, excise tax and other similar assessments. Our revenue arrangements do not contain general rights of return.
Cash and Cash Equivalents
Cash and cash equivalents include time deposits and readily marketable securities with original maturities of 90 days or less.
Property and Equipment
Property and equipment consists mainly of furniture and equipment, computers and telecommunications hardware, and are recorded at historical cost less depreciation and impairment losses. Property and equipment is depreciated on a straight-line basis over the expected useful life of the asset, generally over four to ten years.
Gains and losses on disposal of property and equipment are determined by comparing proceeds with the carrying value of the respective asset, and are included in income from operations. All maintenance and repairs are expensed as incurred.
Intangible Assets
Intangible assets that we acquire or develop are carried at historical cost less accumulated amortization and impairment loss, if any.
Acquired Intangible Assets.    Intangible assets acquired through business combinations are reported at fair value . Amortization is expensed on a straight-line basis over the estimated economic lives of the assets acquired, as determined on the acquisition date.
Currently, our acquired intangible assets consist of customer relationships, developed technology, and trademark and trade name. Customer relationships are estimated to provide benefits over four to seven years, developed technology acquired is estimated to provide benefits over three to five years, and trademark and trade name is estimated to provide benefits over 9 to 18 months.
Internal Software Development Costs.    Internal software development costs consist primarily of internal salaries and consulting fees for developing software platforms for sale to or use by customers in mobile marketing and advertising campaigns. We capitalize such costs as they are integral parts of a product or process to be sold or leased. Such software is primarily related to our Velti mGage platform, including underlying support systems.
We capitalize costs related to software developed for new products and significant enhancements of existing products once technological feasibility has been reached and all research and development for the components of the product have been completed. Such costs are amortized on a straight-line basis over the estimated useful life of the related product, not to exceed three years, commencing with the date the product becomes available for general release to our customers.
Computer Software.    Computer software costs generally represent costs incurred to purchase software programs and packages that are used to develop and ultimately deliver our platforms sold to customers. Generally, costs associated with maintaining computer software programs are expensed as incurred. We capitalize the cost of software licenses that are complementary to or enhance the functionality of our existing technology platform and amortize such costs over the shorter of the contract term or the useful life of the license, but not to exceed five years.
Licenses and Intellectual Property.    We acquire know-how, intellectual property, and technical expertise generally through licensing arrangements with development partners. We capitalize the cost of the know-how and intellectual property licenses when the in-license expertise compliments and/or enhances our existing technology platform. Software licenses are amortized over the shorter of the contract term of the license agreement or the useful life of the license but not to exceed five years.
Impairment of Long-Lived Assets and Amortizable Intangible Assets
We evaluate long-lived assets such as property and equipment, and identifiable intangible assets that are subject to amortization for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. An impairment loss is recognized when estimated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition is less than the carrying amount. When undiscounted future cash flows are not expected to be sufficient to recover an asset's carrying amount, the asset is written down to its fair value. Where available, quoted market prices are used to determine fair value. When quoted market prices are not available, various valuation techniques, including the discounted value of estimated future cash flows, are utilized. During 2011 we completed a comprehensive evaluation of our technology portfolio in connection with the integration of Air2Web and Mobile Interactive Group acquisition and determined certain legacy intangible assets were obsolete. As a result we recorded an impairment charge of $1.5 million during 2011, which is included within acquisitions and other charges in the accompanying Consolidated Statements of Operations. There were no such impairment charges recorded during 2010 and 2009.
Equity Method Investments and Joint Ventures
Our equity method investments includes all investments in entities over which we have significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. These investments are accounted for using the equity method of accounting and are initially recognized at cost. Our share of the investment's post acquisition profits or losses is recognized in the consolidated statement of operations. When our share of losses in an equity method investment equals or exceeds our interest in the equity method investment, including any other unsecured receivables, we will not recognize further losses unless we have incurred obligations or made payments on behalf of the equity method investment.
Unrealized gains on transactions between us and our equity method investment are eliminated to the extent of our interest in the equity method investment. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity method investees have been changed where necessary to ensure consistency with the policies adopted by us.
The entire carrying amount of the investment is tested for impairment by comparing its recoverable amount with its carrying amount, whenever there is an indication that the investment may be impaired.
Goodwill
Goodwill is generated when the consideration paid for an acquisition exceeds the fair value of net assets acquired. Goodwill is recognized as an asset and reviewed for impairment at least annually, or whenever events or circumstances indicate that the carrying amount of goodwill may not be recoverable. We have selected December 31 as the date to perform the annual impairment testing of goodwill.
In evaluating whether an impairment of goodwill exists, we first compare the estimated fair value of a reporting unit against its carrying value. If the estimated fair value is lower than the carrying value, then a more detailed assessment is performed comparing the fair value of the reporting unit to the fair value of the assets and liabilities plus the goodwill carrying value of the reporting unit. If the fair value of the reporting unit is less than the fair value of its assets and liabilities plus goodwill, then an impairment charge is recognized in earnings. We operate in a single reporting unit, for which we use the market approach to establish the fair value. We have determined that no goodwill impairment charge was necessary for 2011, 2010 and 2009.
Operating Leases
Leases where a significant portion of the risks and rewards of ownership are retained by the lessor, are classified as operating leases. Payments made under operating leases are charged to the statement of operations on a straight-line basis over the term of the lease. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred. In the event that we receive lease incentives in connection with such operating leases, such incentives are recognized as a liability. The aggregate benefit of incentives is recognized as a reduction of rental expense on a straight-line basis over the term of the lease.
Fair Value Measurements
The Company reports its financial and non-financial assets and liabilities that are re-measured and reported at fair value at each reporting period. The Company established a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1.	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2.	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3.	Unobservable inputs which are supported by little or no market activity.
Our financial assets and liabilities consist principally of cash and cash equivalents, accounts payable, accrued liabilities, current and non-current notes payable. Cash and cash equivalents are stated at cost, which approximates fair value. As of December 31, 2011 and 2010, we do not have readily marketable securities that are classified as cash equivalents. Accounts payable and accrued liabilities are carried at cost that approximates fair value due to their expected short maturities. Our long-term debt bears interest at variable rates which approximate the interest rates at which we believe we could refinance the debt. Accordingly, the carrying amount of long-term debt as of December 31, 2011 and 2010 approximates its fair value. As of December 31, 2011, we did not have any financial assets or liabilities for which Level 1 or Level 2 inputs were required to be disclosed. See Note 7 for our disclosure of Level 3 inputs used to revalue our contingent payments related to certain of our acquisitions.
Allowance for Doubtful Accounts
We evaluate the collectability of accounts receivable based on a combination of factors; an allowance for doubtful accounts is provided based on estimates developed using standard quantitative measures, which include historical write offs and current economic conditions. We also make a specific allowance if there is strong evidence indicating that the amounts due are unlikely to be collectible. As of December 31, 2011 and 2010, the allowance for doubtful accounts was $808,000 and $135,000, respectively.
Concentration of Credit Risk
Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents, to the extent that balances exceed insured limits, and accounts receivable. Our concentration of credit risk with respect to accounts receivable is limited as we have policies in place to ensure that sales are made to customers with a high credit standing, and we enter into factoring arrangements with local banks for a significant portion of our accounts receivable.
No customer accounted for more than 10% of our revenues during 2011. One customer accounted for 14% of our revenues during 2010. A different customer accounted for 15% of our revenues during 2009.
Share-Based Payments
We measure and recognize share-based compensation expense related to share-based transactions, including employee and director equity awards, in the financial statements based on fair value. We use the Black-Scholes valuation model to calculate the grant date fair value of share options and deferred share awards, using various assumptions. We recognize compensation expense over the service period of the award using the "graded vesting attribution method" which allocates expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.
We account for equity instruments issued to non-employees as expense at their fair value over the related service period and periodically revalue the equity instruments as they vest, using a fair value approach. The value of equity instruments issued for consideration other than employee services is determined on the earlier of (i) the date on which there first exists a firm commitment for performance by the provider of goods or services, or (ii) on the date performance is complete, using the Black-Scholes valuation model.
Government Grant Income Recognition
From time to time, we receive grants from the European Union for the development and roll-out of mobile and broadband services and various m-commerce related services. We recognize grant income as an offset to costs and expenses in our consolidated statements of operations in the period when the costs that are reimbursed by the grant are recognized. Receivables from government grants are recognized when there is reasonable assurance that the grant will be received and we are able to comply with all of the conditions imposed on the grant, which is generally upon receiving notification of grant eligibility.  Each grant provides income in the form of reimbursement of capital expenditures or of the costs incurred in the development of technology subject to the terms of the grant. Grants that reimburse costs related to depreciable assets, including our capitalized software development costs, are recognized as income in the periods, and in the proportions, in which amortization and depreciation on these assets is charged. Grant income is allocated among costs and expenses according to the allocation of the amortization of the capitalized software costs reimbursed by the grant.
Third Party, Datacenter, and Direct Project Costs
We incur certain operating costs that directly relate to revenue. These costs are classified into two categories: third-party, and datacenter and direct project.
Third Party Costs.    Our third party costs are paid to third parties to secure advertising space or content, or to obtain media inventory for the placement of advertising and media messaging services, as well as fees paid to third parties for creative development and other services in connection with the creation and execution of marketing and advertising campaigns. Third party costs also include the costs of certain content, media, or advertising that we acquire for a campaign, and costs associated with incentives and promotional costs provided to consumers in order to participate in the campaigns as well as certain computer hardware or software that we might acquire for a customer. Third party costs relate directly to SaaS revenue.
Datacenter and Direct Project Costs.    Datacenter and direct project costs consist primarily of personnel and outsourcing costs for operating our datacenters, which host our Velti mGage platform on behalf of our customers. Additional expenses include costs directly attributable to a specific campaign as well as allocated facility rents, power, bandwidth capacity, IT maintenance and support. In addition, direct project costs include personnel costs to customize our software solutions for specific customer contracts. These costs may relate to SaaS revenue and/or license and software revenue. To date, the vast majority of these costs are related to SaaS revenue and the amount attributable to license and software revenue was immaterial and inseparable.
Depreciation and Amortization
Depreciation and amortization expenses consist primarily of depreciation on computer hardware and leasehold improvements, amortization of purchased intangibles and capitalized software development costs, offset by allocation of government grant income.
Much of our depreciation and amortization expense relates to the amortization of software developed for external use, largely our mGage technology platform. We generate our revenue by providing services and products using this technology. However, we do not segregate or track the development costs by revenue type and are therefore unable to allocate these costs by revenue type.
Research and Development Expenses
We incur research and development expenses in the process of creating detailed program designs to be used for the development of our software platform, for other research activities, and for routine maintenance of our developed software. We expense research and development costs as incurred.
Advertising Costs
All advertising costs are expensed as incurred. We market our products primarily through a direct sales force and advertising expenditures are not material.
Net Income (Loss) Attributable to Velti per Share
Basic net income (loss) per share attributable to Velti is computed by dividing net income attributable to Velti by the weighted-average number of common shares outstanding for the fiscal period. Diluted net income per share attributable to Velti is computed giving effect to all potential weighted average dilutive common stock, including options and other equity awards. The dilutive effect of outstanding awards is reflected in diluted earnings per share by application of the treasury stock method.
Comprehensive income (loss)
Comprehensive income (loss) is comprised of net income (loss) and other comprehensive income (loss). The only component of our other comprehensive income (loss) is the effect of foreign currency translation.
Income Taxes
The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial statement and tax basis of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not expected to be realized.
Tax positions for the Company and its subsidiaries are subject to income tax audits by multiple tax jurisdictions throughout the world. The Company recognizes the tax benefit of an uncertain tax position only if it is more likely than not that the position is sustainable upon examination by the taxing authority, based on the technical merits. The tax benefit recognized is measured as the largest amount of benefit which is greater than 50 percent likely to be realized upon settlement with the taxing authority. The Company recognizes interest accrued and penalties related to unrecognized tax benefits in its tax provision.
Undistributed earnings of our Foreign Subsidiaries are indefinitely reinvested in the respective operations. No provision has been made for taxes that might be payable upon remittance of such earnings, nor is it practicable to determine the amount of this liability.
Our effective tax rate varies based on a variety of factors, including overall profitability, the geographical mix of income before taxes and the related tax rates in the jurisdictions in which we operate, restructuring and other one-time charges, as well as discrete events, such as tax settlements.
Recent Accounting Standards
In December 2010, the FASB issued ASU No. 2010-28,When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts (Topic 350) Intangibles—Goodwill and Other. ASU 2010-28 amends the criteria for performing Step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts and requires performing Step 2 if qualitative factors indicate that it is more likely than not that a goodwill impairment exists. We adopted ASU 2010-28 on January 1, 2012. There will be no material impact on our consolidated financial statements.
In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (Topic 820) Fair Value Measurement, to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements. We adopted ASU 2011-04 on January 1, 2012. There will be no material impact on our consolidated financial statements.
In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220) Presentation of Comprehensive Income, to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity. ASU 2011-05 is effective for us on January 1, 2012, with retrospective application required. The adoption of ASU 2011-05 will require us to change our presentation of comprehensive income.
In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350). This ASU simplifies how entities, both public and nonpublic, test goodwill for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance under Topic 350 required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendment, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The adoption of ASU 2011-08 did not have a material effect on our consolidated financial statements.